SECURITIES AND EXCHANGE COMMISSION

                             Washington, D. C. 20549
                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     /  /
         Pre-Effective Amendment No.                                        /  /
         Post-Effective Amendment No.    48                                  /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             /  /


         Amendment No.   47                                                  /X/



                       (Check appropriate box or boxes.)

               AmeriPrime Funds - File Nos. 33-96826 and 811-9096
             1793 Kingswood Drive, Suite 200, Southlake, Texas 76092
                (Address of Principal Executive Offices) Zip Code

       Registrant's Telephone Number, including Area Code: (817) 431-2197 Kenneth Trumpfheller, 1793 Kingswood Dr., Suite 200, Southlake, TX 76092
                     (Name and Address of Agent for Service)

                                  With copy to:

            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                    3500 Carew Tower, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

         /X/immediately upon filing pursuant to paragraph (b)
        / / on ___________ pursuant to paragraph (b)
        / / 60 days after filing pursuant to paragraph (a)(1)
        / / on (date)  pursuant  to  paragraph  (a)(1)
        / / 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

         / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

DOBSON COVERED CALL FUND

                                   PROSPECTUS



                                DECEMBER 1, 2000



INVESTMENT OBJECTIVE:
Total return over the long term.

1422 S. Van Ness Street
Santa Ana, California  92707
877-2-DOBSON (877-236-2766)

The securities and exchange commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

                                                                            PAGE



ABOUT THE FUND................................................................3

FEES AND EXPENSES OF INVESTING IN THE FUND....................................5

HOW TO BUY SHARES.............................................................6

HOW TO REDEEM SHARES..........................................................8

THE PRICE OF SHARES...........................................................10

DIVIDENDS, DISTRIBUTIONS AND TAXES............................................10

MANAGEMENT OF THE FUND........................................................11

FINANCIAL HIGHLIGHTS..........................................................11

FOR MORE INFORMATION..................................................BACK COVER

                               RISK/RETURN SUMMARY



INVESTMENT OBJECTIVE

      The investment objective of the Dobson Covered Call Fund is total return over the long term.

PRINCIPAL STRATEGIES

         The Fund invests primarily in dividend paying common stocks of U.S. issuers represented in the S&P 500 Index, maintaining industry weightings similar to those of the Index. The principal strategy of the Fund's adviser is to create a broadly diversified portfolio of common stock, and to reduce the volatility of the Fund's portfolio by selling covered call options. In seeking to achieve total return, the adviser anticipates that income will be derived from dividends on the common stock in the Fund's portfolio and premiums from selling covered call options, and that capital appreciation will be derived from appreciation of the Fund's common stock portfolio, if any.

     The Fund's option strategy is commonly referred to as "hedging." The Fund has no maximum or minimum level that will be hedged, but anticipates being fully hedged with the exception of the utility industry, for which option premiums have historically been low. Under normal circumstances, at least 65% of the Fund's portfolio will be hedged using covered call options. When selecting the appropriate option for a stock in the portfolio, the adviser bases its decision on the current dividend for the stock, the historical volatility of the stock and the current option premium. The adviser will engage in active trading of the Fund's portfolio securities as a result of its option strategy.

         When the Fund sells a covered call option, the purchaser of the option has the right to buy that stock at a predetermined price (exercise price) during the life of the option. If the purchaser exercises the option, the Fund must sell the stock to the purchaser at the exercise price. The option is "covered" because the Fund owns the stock at the time it sells the option. As the seller of the option, the Fund receives a premium from the purchaser of the call option, which may provide additional income to the Fund. The selling of covered call options may tend to reduce volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options will also limit the Fund's gain, if any, on the underlying securities.

         The adviser believes that in a flat or falling market, a covered call strategy on a broadly diversified portfolio will generally outperform the same portfolio without the options because of the premiums received from writing call options. The adviser believes that in a modestly rising market (where the income from premiums exceeds the aggregate appreciation of the underlying securities over their exercise prices) such a portfolio will also generally outperform the same portfolio without the options. In a rapidly rising market (where the aggregate appreciation of the underlying securities over their exercise prices exceeds the income from premiums), a covered call strategy on a broadly diversified portfolio will underperform the same portfolio without the options. To the extent the Fund receives premiums from expired options and profits from closing purchase transactions, any return from dividends and appreciation will be enhanced.

PRINCIPAL RISKS OF INVESTING IN THE FUND

o OPTION WRITING RISK. When the Fund sells covered call options, it receives cash but limits its opportunity to profit from an increase in the market value of the stock beyond the exercise price (plus the premium received). In a rapidly rising market, the Fund could significantly underperform the market. The gain on the underlying stock will be equal to the difference between the exercise price and the original purchase price of the underlying security, plus the premium received. The gain may be less than if the Fund had not sold an option on the underlying security. If a call expires unexercised, the Fund realizes a gain in the amount of the premium received, although there may have been a decline (unrealized loss) in the market value of the underlying securities during the option period which may exceed such gain. If the underlying securities should decline by more than the option premium the Fund received, there will be a loss on the overall position.

o MANAGEMENT RISK. The adviser's strategy may fail to produce the intended results.

o COMPANY RISK. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio.

o MARKET RISK. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

o VOLATILITY RISK. Common stocks tend to be more volatile than other investment choices and the Fund's hedging strategy can not eliminate stock volatility. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares. The Fund's option strategy cannot prevent losses on the stocks in the portfolio.

o PORTFOLIO TURNOVER RISK. The Fund may have a high portfolio turnover rate. A high portfolio turnover rate can result in increased brokerage commission costs and may expose taxable shareholders to higher current realization of capital gains and a potentially larger current tax liability. These factors negatively affect performance.

o    The Fund is not a complete investment program.

o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

ADDITIONAL INFORMATION ABOUT THE FUND

o The investment objective of the Fund may be changed without shareholder approval.

o The premium the Fund receives for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. Options written by the Fund will normally have expiration dates between one and nine months from the date written. From time to time, for tax and other reasons, the Fund may purchase an underlying security for delivery in accordance with an exercise notice assigned to it, rather than delivering such security from its portfolio.

o From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund will indirectly pay additional management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.





HOW THE FUND HAS PERFORMED

         Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how its returns have varied over time. The Bar Chart and Performance Table that would otherwise appear in this prospectus have been omitted because the Fund is recently organized and has a limited performance history.

                   FEES AND EXPENSES OF INVESTING IN THE FUND

     The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)                 NONE



ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets) 1

Management Fees 2..........................................................0.00%
Distribution (12b-1) Fees..................................................0.00%
Other Expenses.............................................................5.47%
Total Annual Fund Operating Expenses.......................................5.47%
Expense Reimbursement 3....................................................3.97%
Net Expenses 4.............................................................1.50%

1 Annual Fund Operating Expenses have been restated to reflect current fees.

2 As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual reate of 0.80% of the average daily net assets of the Fund, less the amount by which total operating expenses, including the management fee, exceed 1.50%.

3 Based on estimated amounts for the current fiscal year.

4 The adviser is contractually required to maintain total operating expenses at 1.50% for the duration of the management agreement. The initial term of the management agreement expires on March 15, 2001, and can be renewed annually thereafter.



Example:

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



        1 YEAR          3 YEARS         5 YEARS         10 YEARS
        $154            $477            $843            $1,841


                                HOW TO BUY SHARES

         The minimum initial investment in the Fund is $2,500 and there is no minimum on subsequent investments. There is no minimum on initial or subsequent investments by tax deferred retirement plans (including IRA, SEP-IRA, Profit
Sharing and Money Purchase Plans) or uniform gifts to minor accounts. These minimums may be waived by the advisor for accounts participating in an automatic investment program. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker/dealer or another intermediary, you may be charged a fee by that intermediary.

INITIAL PURCHASE

     BY MAIL- To be in proper form, your initial  purchase request must include:
o a completed and signed investment application form (which accompanies this Prospectus); and o a check (subject to the minimum amounts) made payable to the Fund.

          U.S. Mail:                          Overnight:
          Dobson Covered Call Fund            Dobson Covered Call Fund
          c/o Unified Fund Services, Inc.     c/o Unified Fund Services, Inc.
          P.O. Box 6110                       431 North Pennsylvania Street
          Indianapolis, Indiana  46206-6110   Indianapolis, Indiana  46204

         BY WIRE- You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc. the Fund's transfer agent at 877-2-DOBSON to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:

         UMB Bank, N.A.
         ABA #101000695
         Attn: Dobson Covered Call Fund
         D.D.A.# 9870983672
         Account Name _________________(write in shareholder name) For the Account # ______________(write in account number)

         You must mail a signed application to UMB Bank, N.A, the Fund's custodian, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

ADDITIONAL INVESTMENTS

         You may purchase additional shares of the Fund at any time by mail, wire, or automatic investment. Each additional mail purchase request must contain:

  -your name                         -the name of your account(s)

  -your account number(s)            -a check made payable to Dobson Covered
                                    Call Fund

Checks should be sent to the Dobson Covered Call Fund at the address listed above. A bank wire should be sent as outlined above.

AUTOMATIC INVESTMENT PLAN

         You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

TAX SHELTERED RETIREMENT PLANS

         Since the Fund is oriented to longer-term investors, the Fund may be an appropriate investment for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); SIMPLE Plans; 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

OTHER PURCHASE INFORMATION

     You may exchange securities that you own for shares of the Fund, provided the securities meet the Fund's investment criteria and the Fund's advisor deems them to be a desirable investment for the Fund. Any exchange will be a taxable event and you may incur certain transaction costs relating to the exchange. You may contact the Fund's transfer agent at 877-2-DOBSON for more information. Please consult your tax advisor for information about the tax effects of such an exchange.

         The Fund may limit the amount of purchases and to refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

DISTRIBUTION PLAN



     The Fund has adopted a plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), which permits the Fund to pay directly, or reimburse the Fund's advisor and distributor, for certain distribution and promotion expenses related to marketing its shares, in an amount not to exceed 0.25% of the average daily net assets of the Fund. The Fund is not currently incurring expenses under the Plan. Expenditures pursuant to the Plan and related agreements may reduce current yield after expenses. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees would increase the cost of your investment and may cost you more than paying other types of sales charges.



                              HOW TO REDEEM SHARES

         You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Fund may charge for this service in the future. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

BY MAIL - You may redeem any part of your account in the Fund at no charge by mail.

Your request should be addressed as follows:


     U.S. Mail:                          Overnight:
          Dobson Covered Call Fund            Dobson Covered Call Fund
          c/o Unified Fund Services, Inc.     c/o Unified Fund Services, Inc.
          P.O. Box 6110                       431 North Pennsylvania Street
          Indianapolis, Indiana  46206-6110   Indianapolis, Indiana  46204


     Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or the Fund's transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         BY TELEPHONE - You may redeem any part of your account in the Fund by calling the Fund's transfer agent at 877-2-DOBSON. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         ADDITIONAL INFORMATION - If you are not certain of the requirements for a redemption please call the Fund's transfer agent at 877-2-DOBSON. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,500 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. Your shares are subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                               THE PRICE OF SHARES

         The price you pay for your shares is based on the Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

         The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's advisor at their fair value, according to procedures approved by the Fund's board of trustees.

         Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         DIVIDENDS AND DISTRIBUTIONS. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders on an annual basis. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of short term capital gains from the sale of options.

     TAXES. In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. Because distributions of long term capital gains are subject to capital gains taxes, regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a Fund is about to make a long term capital gains distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

         If the Fund has to sell a security because of the exercise of a call option, the Fund will realize a gain or loss from the sale of the underlying security with the proceeds being increased by the amount of the option premium received.

         By permitting its underlying securities to be called away or exercised, higher portfolio turnover (and increased transaction costs) will result. Portfolio turnover also results in capital gains for income tax purposes. The Fund will attempt to minimize portfolio turnover by entering into closing purchase transactions that it deems appropriate to achieve the Fund's objectives. A high portfolio turnover rate can result in higher current realization of capital gains and a potentially larger current tax liability.

         Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

         The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax advisor about your investment.

                             MANAGEMENT OF THE FUND

     Dobson Capital Management, Inc., 1422 S. Van Ness Street, Santa Ana, California serves as investment advisor to the Fund. The advisor determines the securities to be held or sold by the Fund, and the portion of the Fund's assets to be held uninvested. Dobson Capital Management, Inc., is a California corporation established in 1998.

         Charles L. Dobson is the President, Director and sole shareholder of the advisor, and is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Dobson was associated with Analytic/TSA Global Asset Management for nearly twenty years, acting as Executive Vice President and Portfolio Manager of the Analytic Optioned Equity Fund from March 1992 until May 1998, and Executive Vice President and Secretary of the Analytic Series Fund from November 1992 until May 1998. Mr. Dobson graduated from the University of California at Irvine where he received a BA in Economics and an MS in Administration.



     During the fiscal period ended July 31, 2000, the advisor received no compensation from the Fund. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.80% of the average daily net assets of the Fund, less the amount by which total operating expenses, including the management fee, exceed 1.50%.



                              FINANCIAL HIGHLIGHTS

         The following table is intended to help you better understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns represent the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.






                                                For the                         For the
                                                year ended                      year ended
                                                July 31, 2000                   July 31, 1999  (c)


SELECTED PER SHARE DATA

Net asset value, beginning of period             $     10.78                    $      10.00
                                                ---------------                 ---------------
Income from investment operations
         Net investment income                          0.03                            0.01
         Net realized and unrealized gain               0.35                            0.77
                                                ---------------                 ---------------

Total from investment operations                        0.38                            0.78
                                                ---------------                 ---------------
Less Distributions

        From net investment income                      (0.01)                          0.00
        From net realized gain                          (0.48)                          0.00
                                                ---------------                 ---------------
Total Distributions                                     (0.49)                          0.00
                                                ---------------                 ---------------

Net asset value, end of period                   $      10.67                   $      10.78
                                                ===============                 ================

TOTAL RETURN                                            3.59%                           7.80% (b)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000)                       $1,540                          $1,375
Ratio of expenses to average net assets                 1.50%                           1.50%  (a)

Ratio of expenses to average net assets
         before reimbursement                           5.47%                           9.77%  (a)
Ratio of net investment income to
         average net assets                             0.31%                           0.32%  (a)
Ratio of net investment income to
         average net assets before reimbursement      (3.66)%                         (7.95)%  (a)
Portfolio turnover rate                                31.75%                          47.01%  (a)

(a)  Annualized.

(b) For a period of less than a full year, the total return is not annualized.

(c) March 24, 1999 (commencement of operations) to July 31, 1999




                              FOR MORE INFORMATION

      Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions, investment strategies and performance results as of the Fund's latest semi-annual or annual fiscal year end.



     Call the Fund at (877)-236-2766 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

     You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



Investment Company Act #811-9096

                            DOBSON COVERED CALL FUND

                       STATEMENT OF ADDITIONAL INFORMATION



                                December 1, 2000

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of Dobson Covered Call Fund dated December 1, 2000. This SAI incorporates by reference the Trust's Annual
Report to Shareholders for the fiscal year ended July 31, 2000 ("Annual Report"). A free copy of the Prospectus or Annual Report can be obtained by writing the Transfer Agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 1-877-236-2766.

                                                                            PAGE

DESCRIPTION OF THE TRUST AND THE FUND.........................................2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK

 CONSIDERATIONS...............................................................3

INVESTMENT LIMITATIONS........................................................5

THE INVESTMENT ADVISOR........................................................7

DISTRIBUTION PLAN.............................................................7

TRUSTEES AND OFFICERS.........................................................9

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................10

DETERMINATION OF SHARE PRICE..................................................11

INVESTMENT PERFORMANCE........................................................12

CUSTODIAN.....................................................................13

FUND SERVICES ................................................................13

ACCOUNTANTS...................................................................13

DISTRIBUTOR...................................................................14

FINANCIAL STATEMENTS..........................................................14



DESCRIPTION OF THE TRUST AND FUND

     The Dobson Covered Call Fund (the "Fund") was organized as a diversified series of AmeriPrime Funds (the "Trust") on March 22, 1999. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund commenced operations on March 24, 1999.

         The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.



     As of November 3, 2000 the following persons may be deemed to have beneficially owned five percent (5%) or more of the Fund: Charles L. Dobson, 1422 S. Van Ness, Santa Ana, California 92707, 72.68%; Elias N. Kassouf, 29 Galileo, Irvine, California 92612, 5.44%; and Alexander G. Kassouf, 29 Galileo, Irvine, California 92612, 5.38%.

     As of November 3, 2000, Charles L. Dobson may be deemed to control the Fund as a result of his beneficial ownership of the shares of the Fund. As the controlling shareholder, he would control the outcome of any proposal submitted to the shareholders for approval including changes to the Fund's fundamental policies or the terms of the management agreement with the Fund's advisor.

     As of November 3, 2000, the Officers and Trustees as a group beneficially owned less than one percent (1%) of the Fund.



          Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.

         For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "The Price of Shares" in the Fund's Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objectives and Strategies" and "Investment Policies and Techniques and Risk Considerations").

         A. Equity Securities. Equity securities consist of common stock, convertible preferred stock, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

         Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor. As a result, the return and net asset value of a Fund will fluctuate. Securities in a Fund's portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

         B. Options Transactions. The Fund may write (sell) covered call options. A covered call option on a security is an agreement to sell a particular security in the Fund's portfolio if the option is exercised at a specified price, or before a set date. The Fund may also sell exchange listed stock index call options to hedge against risks of market wide price movements. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to the expiration of the option by making an offsetting purchase of an identical option. Options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security (for a call option) or (for an option on a stock index) will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying security or to deposit liquid high quality debt obligations in a separate account with the Custodian. When a Fund writes an option, the Fund profits from the sale of the option, but gives up the opportunity to profit from any increase in the price of the stock above the option price, and may incur a loss if the stock price falls. Risks associated with writing covered call options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement. When the Fund writes a covered call option, it will receive a premium, but will assume the risk of loss should the price of the underlying security fall below the exercise price.

         A call option gives the purchaser of the option the right to buy, and the writer of the option has the obligation to sell, the underlying securities at the exercise price during the option period. The Fund, as the writer of the option, receives a premium from the purchaser of the call option. During the time the Fund is obligated under the option, the Fund may be assigned an exercise notice by the broker-dealer through whom the call was sold, requiring the Fund to deliver the underlying security against payment of the exercise price. The obligation is terminated only upon expiration of the option or at such earlier time as the Fund purchases the option back (closing purchase transaction). Once the Fund has been assigned an exercise notice, it will be unable to enter into a closing purchase transaction. So long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option.

         To secure this obligation to deliver the underlying security, the Fund is required to deposit in escrow the underlying securities or other assets in accordance with the rules of the clearing corporation and the exchange on which the call option is traded. To fulfill this obligation at the time an option is written, the Fund, in compliance with its custodian agreement, directs the custodian of its investment securities, or a securities depository acting for the custodian, to act as the Fund's escrow agent by issuing an escrow receipt to the clearing corporation respecting the option's underlying securities. The clearing corporation will release the securities from this escrow either upon the exercise of the option, the expiration of the option without being exercised or when the Fund enters into a closing purchase transaction. Until such release the Fund cannot sell the underlying securities.

         The Fund will write options on such portion of its portfolio as management determines is appropriate in seeking to attain the Fund's objective. The Fund will write options when management believes that a liquid secondary market will exist on a national securities exchange for options of the same series so that the Fund can effect a closing purchase transaction if it desires to close out its position. Consistent with the investment policies of the Fund, a closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Effecting a closing purchase transaction will permit the Fund to write another option on the underlying security with either a different exercise price or expiration date or both.

         C. Stock Index Options. The Fund may sell exchange listed stock index call options to hedge against risks of market wide price movements. The need to hedge against such risks will depend on the extent of diversification of the Fund's common stock and the sensitivity of its stock investments to factors influencing the stock market as a whole. A stock index fluctuates with changes in the market values of the securities included in the index. Options on securities indices are generally similar to options on stocks except that the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a stock index gives the holders the right to receive a cash "exercise settlement amount" equal to
(a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by (b) a fixed "index multiplier." To cover the potential obligations involved in writing stock index options, the Fund will either (a) hold a portfolio of stocks substantially replicating the movement of the index, or (b) the Fund will segregate with the custodian high grade liquid debt obligations equal to the market value of the stock index option, marked to market daily. The Fund will only write stock index options when in its opinion the underlying stocks will correlate with the index.

         The Fund's ability to hedge effectively all or a portion of its securities through transactions in stock index options depends on the degree to which price movements in the underlying securities correlate with price movements in the relevant index. Inasmuch as such securities will not duplicate the components of any index, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of the underlying securities being hedged will not move in the same amount as the stock index.



     D. Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by U.S. Government or agency obligations. A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government or agency obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with UMB Bank, N.A. (the Fund's custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the Fund's advisor (subject to review by the Board of Trustees) to be creditworthy. The advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.



INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

         3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

          Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

         1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         2. Borrowing. The Fund will not engage in borrowing.

         3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         4. Short Sales. The Fund will not effect short sales of securities.

         5. Options. The Fund will not purchase or sell puts, calls, options or straddles except as described in the Prospectus or Statement of Additional Information.

         6. Illiquid Investments. The Fund will not invest in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

         7. Loans of Portfolio Securities. The Fund will not make loans of portfolio securities.

THE INVESTMENT ADVISOR

          The Fund's investment advisor is Dobson Capital Management, Inc. (the "Advisor"), 1422 S. Van Ness Street, Santa Ana, California 92707. As sole shareholder of the Advisor, Charles L. Dobson may be deemed to be a controlling person of the Advisor.


     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.80% of the average daily net assets of the Fund, less the amount by which total operating expenses, including the management fee, exceed 1.50%. For the fiscal year ended July 31, 2000, the Fund paid no advisory fees.

         The Advisor retains the right to use the name "Dobson" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Dobson" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

     The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

DISTRIBUTION PLAN

     The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The Plan permits the Fund to pay directly, or reimburse the Advisor and the Fund's distributor, for distribution expenses in amount not to exceed 0.25% of the average daily net assets of the Fund. Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of shares, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares, or that hold shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Fund and its shareholders; (b) expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services, including, allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may deem advisable; and (g) costs of implementing and operating the Plan.

     The Trustees expect that the Plan may significantly enhance the Fund's ability to distribute its shares. The Plan has been approved by the Fund's Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the Fund. Any amendment increasing the maximum percentage payable under the Plan must be approved by a majority of the outstanding shares of the Fund, and all other material amendments to the Plan or any related agreement must be approved by a majority of the independent Trustees. As an executive officer of the Fund's distributor, Kenneth Trumpfheller, a Trustee of the Trust, may benefit indirectly from payments received by the Fund's distributor.


TRUSTEES AND OFFICERS

         The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.




==================================== ================ ======================================================================
Name, Age and Address                Position                        Principal Occupations During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------

*Kenneth D. Trumpfheller             President,       Managing  Director  of  Unified  Fund  Services,   Inc.,  the  Funds'
1793 Kingswood Drive                 Secretary and    administrator,   since   October  2000.   President,   Treasurer  and
Suite 200                            Trustee          Secretary   of   AmeriPrime   Financial   Services,   Inc.,   a  fund
Southlake, Texas  76092                               administrator  (which  merged with Unified Fund  Services,  Inc.) and
Year of Birth:  1958                                  AmeriPrime Financial Securities,  Inc., the Funds' distributor,  from
                                                      1994 to October 2000;President and Trustee of   AmeriPrime   Advisors
                                                      Trust and AmeriPrime Insurance Trust;Prior to December,1994, a senior client  executive with SEI Financial Services.

------------------------------------ ---------------- ----------------------------------------------------------------------
*Robert A. Chopyak                   Treasurer and    Assistant Vice President of Financial  Administration of Unified Fund
1793 Kingswood Drive                 Chief            Services, Inc., the Funds' Administrator,  since August 2000. Manager
Suite 200                            Financial        of AmeriPrime  Financial  Services,  Inc., (which merged with Unified
Southlake, Texas  76092              Officer          Fund Services,  Inc.),  from February to August 2000.  Self-employed,
Year of Birth:  1968                                  performing   Y2K  testing,   January  1999  to  January  2000.   Vice
                                                      President of Fund Accounting,  American Data Services, Inc., a mutual fund services company, October 1992 to December 1998.

------------------------------------ ---------------- ----------------------------------------------------------------------
Steve L. Cobb                        Trustee          President  of  Chandler  Engineering  Company,  L.L.C.,  oil  and gas
2001 N. Indianwood Avenue                             services company; various positions with Carbo Ceramics, Inc., oil
Broken Arrow, OK 74012                                field manufacturing/supply company, from 1984 to 1997, most recently
Year of Birth:  1957                                  Vice President of Marketing.
------------------------------------ ---------------- ----------------------------------------------------------------------
Gary E.  Hippenstiel                 Trustee          Director,  Vice  President  and Chief  Investment Officer of Legacy
600 Jefferson  Street                                 Trust Company since 1992;  President and Director of Heritage Trust
Suite 350                                             Company from 1994-1996;  Vice President and Manager of Investments of
Houston,  TX 77002                                    Kanaly Trust Company from 1988 to 1992.
Year of Birth:  1947
==================================== ================ ======================================================================

         The compensation paid to the Trustees of the Trust for the Fund's fiscal year ended July 31, 2000 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

========================== ------------------ ========================

       Name                    Aggregate        Total Compensation

========================== ------------------ ========================
========================== ------------------ ========================

Kenneth D. Trumpfheller           0                       0
========================== ------------------ ========================
========================== ------------------ ========================
Steve L. Cobb                   $966                      $966
========================== ------------------ ========================
========================== ================== ========================
Gary E. Hippenstiel             $966                      $966
========================== ================== ========================


PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         When the Fund and another of the Advisor's clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Advisor, taking into account such factors as the size of the individual orders and transaction costs, when the Advisor believes adjustment is reasonable.



     For the fiscal year ended July 31, 2000 and the period March 24, 1999 (commencement of operations) through July 31, 1999, the Fund paid brokerage commissions of $8,200 and $3,400, respectively.

     The Trust, the Advisor and the Fund's distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the code from the Securities and Exchange Commissions.



DETERMINATION OF SHARE PRICE



         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.



INVESTMENT PERFORMANCE

         The Fund may periodically advertise "average annual total return." "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n=ERV

         Where:   P        =       a hypothetical $1,000 initial investment
                  T        =       average annual total return
                  n        =       number of years

                  ERV = ending redeemable value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

         In addition to providing average annual total return, the Fund may also provide non-standardized quotations of total return for differing periods and may provide the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period.



     The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. For the fiscal year ended July 31, 2000 and the period March 24, 1999 (commencement of operations) through July 31, 1999, the Fund's average annual total return was 3.59% and 7.80%, respectively.



         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         UMB Bank, N.A., 928 Grand Blvd., 10th floor, Kansas City, Missouri 64106, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES




     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Advisor of $1.20 per shareholder (subject to a minimum monthly fee of $900) for these transfer agency services.

     In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of the Fund's assets up to $100 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million). For the fiscal year ended July 31, 2000 and the period March 24, 1999 (commencement of operations) through July 31, 1999, Unified received $9,152 and $9,919 from the Advisor (not the Fund) for these accounting services, respectively.

     Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Advisor equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the fiscal year ended July 31, 2000 and the period March 24, 1999 (commencement of operations) through July 31, 1999, Unified received $30,000 and $10,625 for these administrative services, respectively.



ACCOUNTANTS

     The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for the fiscal year ending July 31, 2001. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR



     Unified Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. Kenneth D. Trumpfheller, a Trustee and officer of the Trust, is an affiliate of the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.



FINANCIAL STATEMENTS



         The financial statements and independent auditor's report required to be included in the statement of additional information are hereby incorporated by reference to the Fund's Annual Report to the shareholders for the period ended July 31, 2000. The Trust will provide the Annual Report without charge by calling the Fund at (877)-236-2766.

PART C.  OTHER INFORMATION
         -----------------

Item 23.  Exhibits

(a)  Articles of Incorporation.

(i) Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(iii)Copy of Amendment No. 2 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.

(iv) Copy of Amendment No. 3 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(v) Copy of Amendment No. 4 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(vi) Copy of Amendment No. 5 and Amendment No. 6 to Registrant's Declaration of Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, are hereby incorporated by reference.

(viii) Copy of Amendment No. 7 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(ix) Copy of Amendment No. 8 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(x) Copy of Amendment No. 9 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

(xi) Copy of Amendment No. 10 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

(xii)Copy of Amendment No. 11 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(xiii) Copy of Amendment No. 12 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(xiv)Copy of Amendment No. 13 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(xv) Copy of Amendments No. 14-17 to Registrant's Declaration of Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 27, are hereby incorporated by reference.

(xvi)Copy of Amendments No. 18-19 to Registrant's Declaration of Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 30, are hereby incorporated by reference.

(xvii) Copy of Amendment No. 20 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 40, is hereby incorporated by reference.

(b)  By-Laws.  Copy of  Registrant's  By-Laws,  which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  11,  is  hereby  incorporated  by reference.

(c) Instruments Defining Rights of Security Holders. None other than in the Declaration of Trust, as amended, and By-Laws of the Registrant.

(d)  Investment Advisory Contracts.

(i) Copy of Registrant's Management Agreement with Carl Domino Associates, L.P., advisor to Carl Domino Equity Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(ii) Copy of Registrant's Management Agreement with Jenswold, King & Associates, advisor to Fountainhead Special Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

(iii)Copy of Registrant's Management Agreement with GLOBALT, Inc., advisor to GLOBALT Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 44, is hereby incorporated by reference.

(iv) Copy of Registrant's Management Agreement with IMS Capital Management, Inc., advisor to the IMS Capital Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.

(v) Copy of Registrant's Management Agreement with Commonwealth Advisors, Inc., advisor to Florida Street Bond Fund and Florida Street Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

(vi) Copy of Registrant's Management Agreement with Corbin & Company, advisor to Corbin Small-Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

(vii)Copy of Registrant's Management Agreement with Spectrum Advisory Services, Inc., advisor to the Marathon Value Portfolio, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

(viii) Copy of Registrant's Management Agreement with The Jumper Group, Inc., advisor to the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(ix) Copy of Registrant's Management Agreement with Appalachian Asset Management, Inc., advisor to the AAM Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(x) Copy of Registrant's Management Agreement with Martin Capital Advisors, L.L.P., advisor to the Austin Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(xi) Copy of Registrant's Management Agreement with Martin Capital Advisors L.L.P., advisor to the Texas Opportunity Fund, which was filed as an
     Exhibit to Registrant's Post-Effective Amendment No. 44, is hereby incorporated by reference.

(xii)Copy of Registrant's Management Agreement with Martin Capital Advisors L.L.P., advisor to the U.S. Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 29, is hereby incorporated by reference.

(xiii) Copy of Registrant's Management Agreement with Gamble, Jones, Morphy & Bent, advisor to the GJMB Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(xiv)Copy of Registrant's Management Agreement with Carl Domino Associates, L.P., advisor to the Carl Domino Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(xv) Copy of Registrant's Management Agreement with Carl Domino Associates, L.P., advisor to the Carl Domino Global Equity Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(xvi)Copy of Registrant's Management Agreement with Dobson Capital Management, Inc., advisor to the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 25, is hereby incorporated by reference.

(xvii) Copy of Registrant's Management Agreement with Auxier Asset Management, LLC, advisor to the Auxier Focus Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

(xviii)  Copy  of  Registrant's  Management  Agreement  with  Shepherd  Advisory
     Services, Inc., advisor to the Shepherd Values Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

(xix)Copy of Registrant's Management Agreement with Columbia Partners, L.L.C., Investment Management, advisor to the Columbia Partners Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

(xx) Copy of Registrant's Management Agreement with Cash Management Systems, Inc. ("CMS"), advisor to The Cash Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

(xxi)Copy of Registrant's Management Agreement with Ariston Capital Management Corporation, advisor to the Ariston Convertible Securities Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

(xxii) Copy of Registrant's Management Agreement with Leader Capital Corp., advisor to the Leader Converted Mutual Bank Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 29, is hereby incorporated by reference.

(xxiii)  Copy  of  Registrant's  Management  Agreement  with  Shepherd  Advisory
     Services, Inc., advisor to the Shepherd Values Small-Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

(xxiv) Copy of Registrant's Management Agreement with Shepherd Advisory Services, Inc., advisor to the Shepherd Values International Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

(xxv)Copy of Registrant's Management Agreement with Shepherd Advisory Services, Inc., advisor to the Shepherd Values Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

(xxvi) Copy of Sub-Advisory Agreement between Shepherd Advisory Services, Inc. and Templeton Portfolio Advisory, sub-advisor to the Shepherd Values
     International Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 34, is hereby incorporated by reference.

(xxvii) Copy of Sub-Advisory Agreement between Shepherd Advisory Services,  Inc.
     and Nicholas-Applegate Capital Management, sub-advisor to the Shepherd Values Small-Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 34, is hereby incorporated by reference.

(xxviii) Copy of Sub-Advisory Agreement between Shepherd Advisory Services, Inc.
     and Potomac Asset Management Company, Inc., sub-advisor to the Shepherd Values Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 34, is hereby incorporated by reference.

(xxix) Copy of Sub-Advisory Agreement between Shepherd Advisory Services, Inc. and Cornerstone Capital Management, Inc., sub-advisor to the Shepherd Values Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

(xxx)Copy of Registrant's Management Agreement with Aegis Asset Management, Inc., advisor to the Westcott Technology Fund (f/k/a the Westcott Nothing But Net Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 39, is hereby incorporated by reference.

(xxxi) Copy of Registrant's Management Agreement with Aegis Asset Management, Inc., advisor to the Westcott Large-Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 39, is hereby incorporated by reference.

(xxxii) Copy of Registrant's  Management  Agreement with Aegis Asset Management,
     Inc., advisor to the Westcott Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 39, is hereby incorporated by reference.

(xxxiii)  Copy  of  Registrant's  Management  Agreement  with  Jenswold,  King &
     Associates, advisor to the Fountainhead Kaleidoscope Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 38, is hereby incorporated by reference.

(xxxiv)  Copy  of  Registrant's   Management   Agreement  with  Ariston  Capital
     Management Corporation, advisor to the Ariston Internet Convertible Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45, is hereby incorporated by reference.

(e) Underwriting Contracts.

(i)  Copy of  Registrant's  Amended and  Restated  Underwriting  Agreement  with
     AmeriPrime Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

(ii) Copy of Registrant's Exhibit A to the Amended and Restated Underwriting Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 40, is hereby incorporated by reference.

(f) Bonus or Profit Sharing Contracts.  None.

(g) Custodian Agreements.

(i) Copy of Registrant's Agreement with the Custodian, Firstar Bank, N.A. (formerly Star Bank), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(ii) Copy of  Registrant's  Appendix  B to the  Agreement  with  the  Custodian,
     Firstar Bank, N.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 43, is hereby incorporated by reference.

(iii)Copy of Registrant's Agreement with UMB Bank, N.A., Custodian to the Dobson Covered Call Fund and the Florida Street Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

(h) Other Material Contracts.

(i) Copy of Registrant's Administrative Services Agreement with the Administrator, AmeriPrime Financial Services, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(ii) Copy of Amended Exhibit A to the Administrative Services Agreement - to be supplied.

(iii)Copy of the Master-Feeder Participation Agreement for the Cash Fund - to be supplied.

(iv) Copy of Sub-Administration Agreement for the Cash Fund - to be supplied.

(v)  Copy of Administration Agreement for the Cash Fund - to be supplied.

(i) Legal Opinion.

(i)  Opinion  of  Brown,  Cummins  & Brown  Co.,  L.P.A.,  which was filed as an
     Exhibit  to  Registrant's   Post-Effective   Amendment  No.  9,  is  hereby
     incorporated by reference.

(ii) Opinion  of  Brown,  Cummins  & Brown  Co.,  L.P.A.,  which was filed as an
     Exhibit  to  Registrant's   Post-Effective  Amendment  No.  29,  is  hereby
     incorporated by reference.

(iii)Opinion  of  Brown,  Cummins  & Brown  Co.,  L.P.A.,  which was filed as an
     Exhibit  to  Registrant's   Post-Effective  Amendment  No.  41,  is  hereby
     incorporated by reference.

(iv) Consent of Brown, Cummins & Brown Co., L.P.A. is filed herewith.

(j) Other Opinions.

(i) Consent of McCurdy & Associates CPA's, Inc. is filed herewith.

(k)  Omitted Financial Statements.  None.

(l) Initial Capital Agreements. Copy of Letter of Initial Stockholders, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(m) Rule 12b-1 Plan.

(i)  Form of Registrant's  Rule 12b-1 Service  Agreement,  which was filed as an
     Exhibit  to  Registrant's   Post-Effective   Amendment  No.  1,  is  hereby
     incorporated by reference.

(ii) Copy  of  Registrant's   Rule  12b-1   Distribution  Plan  for  the  Austin
     Opportunity   Fund,   which  was  filed  as  an  Exhibit  to   Registrant's
     Post-Effective Amendment No. 17, is hereby incorporated by reference.

(iii)Copy of Registrant's Rule 12b-1 Distribution Plan for the Texas Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(iv) Copy of Registrant's Rule 12b-1 Distribution Plan for the U.S. Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(v)  Copy of Registrant's Rule 12b-1  Distribution Plan for the Jumper Strategic
     Advantage   Fund,   which  was  filed  as  an   Exhibit   to   Registrant's
     Post-Effective Amendment No. 24, is hereby incorporated by reference.

(vi) Copy of Registrant's Rule 12b-1 Distribution Plan for the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

(vii)Copy  of  Registrant's  Rule  12b-1   Distribution  Plan  for  the  Ariston
     Convertible Securities Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

(viii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Leader Converted Mutual Bank Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

(ix) Copy of Registrant's Rule 12b-1 Distribution Plan for the Westcott Technology Fund (f/k/a the Westcott Nothing But Net Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

(x)  Copy  of  Registrant's  Rule  12b-1  Distribution  Plan  for  the  Westcott
     Large-Cap   Fund,   which  was  filed  as  an   Exhibit   to   Registrant's
     Post-Effective Amendment No. 28, is hereby incorporated by reference.

(xi) Copy of Registrant's Rule 12b-1 Distribution Plan for the Westcott Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

(xii)Copy of Registrant's Rule 12b-1  Distribution Plan for the Ariston Internet
     Convertible   Fund  which  was  filed  as  an   Exhibit   to   Registrant's
     Post-Effective Amendment No. 41, is hereby incorporated by reference.

(xiii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Florida Street Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

(xiv)Copy of Registrant's Rule 12b-1 Distribution Plan for the Florida Street Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

(xv) Copy of Registrant's Shareholder Servicing Plan for the Florida Street Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

(xvi)Copy of Registrant's Shareholder Servicing Plan for the Florida Street Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

(n)  Rule 18f-3 Plan.

(i) Rule 18f-3 Plan for the Carl Domino Equity Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

(ii) Rule 18f-3 Plan for the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21, is hereby incorporated by reference.

(iii)Rule 18f-3 Plan for the Westcott Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

(iv) Rule 18f-3 Plan for the Ariston Internet Convertible Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 41, is hereby incorporated by reference.

(v)  Rule 18f-3 Plan for the  Florida  Street  Bond Fund,  which was filed as an
     Exhibit  to  Registrant's   Post-Effective  Amendment  No.  42,  is  hereby
     incorporated by reference.

(vi) Rule 18f-3 Plan for the Florida  Street Growth Fund,  which was filed as an
     Exhibit  to  Registrant's   Post-Effective  Amendment  No.  42,  is  hereby
     incorporated by reference.

(o) Reserved.

(p) Codes of Ethics.

(i) Code of Ethics of Registrant, its underwriter and advisers, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45, is hereby incorporated by reference.


(ii) Code of Ethics of Northern Trust Quantitative Advisors, Inc., advisor to the Carl Domino Equity Income Fund, the Carl Domino Growth Fund and the Carl Domino Global Equity Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.


(q) Powers of Attorney

(i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, are hereby incorporated by reference.

(ii) Powers of  Attorney  for  Trustees  of the  Trust,  which  were filed as an
     Exhibit  to  Registrant's   Post-Effective  Amendment  No.  5,  are  hereby
     incorporated by reference.

(iii)Power of Attorney for the President (and a Trustee) of the Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 35, is hereby incorporated by reference.

(iv) Power of Attorney  for the  Treasurer  of the Trust,  which was filed as an
     Exhibit  to  Registrant's   Post-Effective  Amendment  No.  43,  is  hereby
     incorporated by reference.

(v) Powers of Attorney for the Trustees of the AMR Investment Services Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 45, are hereby incorporated by reference.

Item 24.  Persons Controlled by or Under Common Control with the Registrant
--------  ------------------------------------------------------------------
          (As of November 3, 2000)
          ------------------------

(a) Charles L. Dobson, may be deemed to control the Dobson Covered Call Fund as a result of his beneficial ownership of the Fund (72.68%). Charles L. Dobson controls Dobson Capital Management, Inc. (a California corporation) because he owns 100% of its shares. As a result, Dobson Capital Management, Inc. and the Fund may be deemed to be under the common control of Charles
     L. Dobson.

(b) J. Jeffrey Auxier may be deemed to control the Auxier Focus Fund as a result of his beneficial ownership of the Fund (36.45%). J. Jeffrey Auxier controls Auxier Asset Management, LLC (an Oregon limited liability company) because he owns a majority of its shares. As a result, Auxier Asset Management, LLC and the Fund may be deemed to be under the common control of J. Jeffrey Auxier.

(c) Roger E. King may be deemed to control the Fountainhead Kaleidoscope Fund as a result of his beneficial ownership of the Fund (26.00%). Roger E. King controls King Investment Advisors, Inc. (a Texas corporation) because he owns a majority of its shares. As a result, King Investment Advisors, Inc. and the Fund may be deemed to be under the common control of Roger E. King.

Item 25.   Indemnification
-------   ------------------

(a)  Article  VI  of  the   Registrant's   Declaration  of  Trust  provides  for
indemnification of officers and Trustees as follows:

     Section 6.4  Indemnification  of Trustees,  Officers,  etc.  Subject to and
     ----------------------------------------------------------
except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     Section 6.5 Advances of Expenses.  The Trust shall advance  attorneys' fees
    ----------------------------------
or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

     Section   6.6   Indemnification   Not   Exclusive,   etc.   The   right  of
    ----------------------------------------------------------
indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

     The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisors, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the Underwriting Agreement, the Trust shall indemnify Underwriter and each of Underwriter's Employees (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of Underwriter's Employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of Underwriter's Employees, including but not limited to liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.

(d) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Advisor
--------------------------------------------------------------

     A. Northern Trust Quantitative Advisors, Inc., 50 South LaSalle Street, Chicago, Illinois 60675, ("Northern"), Advisor to the Carl Domino Equity Income Fund, the Carl Domino Growth Fund and the Carl Domino Global Equity Income Fund, is a registered investment advisor.

(1)  Northern has engaged in no other business during the past two fiscal years.

(2) Information with respect to each officer and director of Northern is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-33358).

     B. King Investment Advisors Inc., 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 ("King "), Advisor to the Fountainhead Special Value Fund and the Fountainhead Kaleidoscope Fund, is a registered investment advisor.

(1)  King has engaged in no other business during the past two fiscal years.

(2)  Information   with  respect  to  each  officer  and  director  of  King  is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-27224).

     C. GLOBALT, Inc., 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305 ("GLOBALT"), Advisor to GLOBALT Growth Fund, is a registered investment advisor.

(1)  GLOBALT has engaged in no other business during the past two fiscal years.

(2) Information with respect to each officer and director of GLOBALT is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-38123).

     D. IMS Capital Management, Inc., 10159 S.E. Sunnyside Road, Suite 330, Portland, Oregon 97015, ("IMS"), Advisor to the IMS Capital Value Fund, is a registered investment advisor.

(1)  IMS has engaged in no other business during the past two fiscal years.

(2)  Information   with   respect  to  each  officer  and  director  of  IMS  is
     incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-33939).

     E. CommonWealth Advisors, Inc., 929 Government Street, Baton Rouge, Louisiana 70802, ("CommonWealth"), Advisor to the Florida Street Bond Fund and the Florida Street Growth Fund, is a registered investment advisor.

(1) CommonWealth has engaged in no other business during the past two fiscal years.

(2) Information with respect to each officer and director of CommonWealth is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-39749).

     F. Corbin & Company, 6300 Ridglea Place, Suite 1111, Fort Worth, Texas 76116, ("Corbin"), Advisor to the Corbin Small-Cap Value Fund, is a registered investment advisor.

(1)  Corbin has engaged in no other business during the past two fiscal years.

(2) Information with respect to each officer and director of Corbin is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-41371).

     G. Spectrum Advisory Services, Inc. ("Spectrum"), 1050 Crown Pointe Parkway, Suite 950, Atlanta, Georgia 30338, Advisor to the Marathon Value Portfolio, is a registered investment advisor.

(1)  Spectrum has engaged in no other business during the past two fiscal years.

(2) Information with respect to each officer and director of Spectrum is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-40286).

     H. The Jumper Group, Inc., 1 Union Square, Suite 505, Chattanooga, Tennessee 37402, ("Jumper"), Advisor to the Jumper Strategic Advantage Fund, is a registered investment advisor.

(1)  Jumper has engaged in no other business during the past two fiscal years.

(2) Information with respect to each officer and director of Jumper is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-45453).

     I. Appalachian Asset Management, Inc., 1018 Kanawha Blvd., East, Suite 209, Charleston, WV 25301 ("AAM"), Advisor to AAM Equity Fund, is a registered investment advisor.

(1)  AAM has engaged in no other business during the past two fiscal years.

(2)  Information   with   respect  to  each  officer  and  director  of  AAM  is
     incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-41463).

     J. Martin Capital Advisors, L.L.P. ("Martin"), 816 Congress Avenue, Suite 1540, Austin, TX 78701 ("Martin"), Advisor to Austin Opportunity Fund, Texas Opportunity Fund, and U.S. Opportunity Fund, is a registered investment advisor.

(1)  Martin has engaged in no other business during the past two fiscal years.

(2)  Information   with  respect  to  each  officer  and  member  of  Martin  is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-55669).

     K. Gamble, Jones, Morphy & Bent, Inc., 301 East Colorado Boulevard, Suite 802, Pasadena, California 91101 ("GJMB"), Advisor to the GJMB Fund, is a registered investment advisor.

(1)  GJMB has engaged in no other business during the past two fiscal years.

(2)  Information   with  respect  to  each  officer  and  director  of  GJMB  is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-36855).

     L. Dobson Capital Management, Inc., 1422 Van Ness Street, Santa Ana, CA 92707 ("Dobson"), Advisor to the Dobson Covered Call Fund, is a registered investment advisor.

(1)  Dobson has engaged in no other business during the past two fiscal years.

(2) Information with respect to each officer and director of Dobson is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-56099).

     M. Auxier Asset Management, LLC, 8050 S.W. Warm Springs, Suite 130, Tualatin, OR 97062 ("Auxier"), Advisor to the Auxier Focus Fund, is registered investment advisor.

(1)  Auxier has engaged in no other business during the past two fiscal years.

(2)  Information   with  respect  to  each  officer  and  member  of  Auxier  is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-55757).

     N.  Shepherd  Advisory  Services,   Inc.,  2505  21st  Avenue,  Suite  204,
Nashville, Tennessee 37212 ("Shepherd"), Advisor to the Shepherd Values Funds, is a registered investment advisor.

(1)  Shepherd has engaged in no other business during the past two fiscal years.

(2) Information with respect to each officer and director of Shepherd is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-38210).

     O. Columbia Partners, L.L.C., Investment Management, 1775 Pennsylvania Avenue, N.W., Washington, DC 20006 ("Columbia"), Advisor to the Columbia Partners Equity Fund, is a registered investment advisor.

(1)  Columbia has engaged in no other business during the past two fiscal years.

(2) Information with respect to each officer and member of Columbia is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-50156).

     P. Legacy Investment Group, LLC, d/b/a Cash Management Systems, 290 Turnpike Road, #338, Westborough, Massachusetts ("CMS), Advisor to The Cash Fund, is a registered investment advisor.

(1)  CMS has engaged in no other business during the past two years.

(2) Information with respect to each officer and member of CMS is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-56211).

     Q. Ariston Capital Management Corporation, 40 Lake Bellevue Drive, Suite 220, Bellevue, Washington 98005 ("Ariston"), Advisor to the Ariston Convertible Securities Fund and the Ariston Internet Convertible Fund, is a registered investment advisor.

(1)  Ariston has engaged in no other business during the past two years.

(2) Information with respect to each officer and director of Ariston is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-13209).

     R. Leader Capital Corp., 121 S.W. Morrison St., Ste. 450, Portland, OR 97204 ("Leader"), Advisor to the Leader Converted Mutual Bank Fund, is a registered investment advisor.

(1)  Leader has engaged in no other business during the past two fiscal years.

(2) Information with respect to each officer and director of Leader is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-56684).

     S. Aegis Asset Management, Inc. ("Aegis"), 230 Westcott, Suite 1, Houston, Texas 77007, Advisor to the Westcott Technology Fund (f/k/a the Westcott Nothing But Net Fund), Westcott Large-Cap Fund and Westcott Fixed Income Fund, is a registered investment advisor.

(1)  Aegis has engaged in no other business during the past two fiscal years.

(2) Information with respect to each officer and director of Aegis is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-56040).

Item 27.  Principal Underwriters
--------------------------------

A. AmeriPrime Financial Securities, Inc., is the Registrant's principal underwriter. Kenneth D. Trumpfheller, 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the President, Secretary and Treasurer of the underwriter and the President, Treasurer and Secretary and a Trustee of the Registrant. It is also the underwriter for the AmeriPrime Insurance Trust, AmeriPrime Advisors Trust, the Kenwood Funds, the Rockland Funds Trust, the 10K SmartTrust and the TANAKA Funds, Inc.

B. Information with respect to each director and officer of AmeriPrime Financial Securities, Inc. is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-48143).

C.   Not applicable.

Item 28.  Location of Accounts and Records
------------------------------------------

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092; and/or by the Registrant's Custodians, Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202; and UMB Bank, N.A., Securities Administration Dept., 928 Grand Blvd., 10th Floor, Kansas City, MO 64106; and/or transfer and shareholder service agent, Unified Fund Services, Inc., 431 Pennsylvania Street, Indianapolis, IN 46204.

Item 29.  Management Services Not Discussed in Parts A or B
--------  -------------------------------------------------

     None.

Item 30.  Undertakings
-----------------------

     None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 28th day of November, 2000.

                                                     AmeriPrime Funds

                                                  By: ______/s/_________________
                                                           Donald S. Mendelsohn,
                                                                Attorney-in-Fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Kenneth D. Trumpfheller,*
President and Trustee

Gary E. Hippensteil,* Trustee                        *By: ______/s/_____________
                                                           Donald S. Mendelsohn,
Steve L. Cobb,* Trustee                                         Attorney-in-Fact

Robert A. Chopyak,* Treasurer                        November 28, 2000
and Chief Financial Officer

                                  EXHIBIT INDEX

1.       Consent of Counsel ..............................EX-99.23.i.iv
2.       Consent of Auditors...............................EX-99.23.j.i